Average Annual Total Returns	12 Months Ended	46 Months Ended				49 Months Ended		60 Months Ended	90 Months Ended				108 Months Ended				120 Months Ended	145 Months Ended	240 Months Ended	490 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[10]	Dec. 31, 2024		Dec. 31, 2024	[7]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%			(1.75%)	[1]	(2.07%)	[2]	(0.33%)	1.11%	[3]			1.42%	[4]			1.35%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	4.36%			1.17%	[1]			1.58%					1.73%	[4]			1.63%
Lipper Short Investment Grade Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	5.24%	1.66%	[5]			1.70%	[6]	2.03%							2.21%		2.00%
Bloomberg Short-Term Government/Corporate Index
Prospectus [Line Items]
Average Annual Return, Percent	5.31%			2.88%	[8]			2.50%	2.36%	[3]							1.92%
Lipper Ultra-Short Obligations Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	5.78%	3.01%	[9]					2.63%			2.46%						2.07%
Bloomberg 1-3 Year U.S. Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	5.28%					1.78%	[2]
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.06%							1.91%									1.87%
Performance Inception Date																				Mar. 02, 1984
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.33%							0.90%									0.97%
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.97%							1.03%									1.04%
T. Rowe Price Short-Term Bond Fund, Inc.-I Class
Prospectus [Line Items]
Average Annual Return, Percent	5.20%							2.02%					2.12%
Performance Inception Date													Dec. 17, 2015
T. Rowe Price Short-Term Bond Fund, Inc.-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	4.73%							1.61%									1.59%
Performance Inception Date																			Dec. 31, 2004
T. Rowe Price Short-Term Bond Fund, Inc.-Z Class
Prospectus [Line Items]
Average Annual Return, Percent	5.55%			1.72%
Performance Inception Date				Feb. 22, 2021
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	6.46%							3.03%									2.48%
Performance Inception Date																		Dec. 03, 2012
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.29%							1.87%									1.53%
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.79%							1.83%									1.49%
T. Rowe Price Ultra Short-Term Bond Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	6.37%							3.12%	2.96%
Performance Inception Date									Jul. 06, 2017
T. Rowe Price Ultra Short-Term Bond Fund-Z Class
Prospectus [Line Items]
Average Annual Return, Percent	6.58%			3.37%
Performance Inception Date				Feb. 22, 2021
T. Rowe Price Short Duration Income Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.84%					1.81%
Performance Inception Date						Dec. 08, 2020
T. Rowe Price Short Duration Income Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.69%					0.45%
T. Rowe Price Short Duration Income Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.43%					0.79%
T. Rowe Price Short Duration Income Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	5.84%					1.89%
Performance Inception Date						Dec. 08, 2020

[1]	Return since 2/22/21.
[2]	Return since 12/08/20.
[3]	Return since 7/6/17.
[4]	Return since 12/17/15.
[5]	Return since 2/28/21.
[6]	Return since 11/30/20.
[7]	Return since 12/31/15.
[8]	Return since 2/22/21.
[9]	Return since 2/28/21.
[10]	Return since 6/30/17.